Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease costs
Lease Cost	Statements of Operations Classification	Three Months Ended March 31, 2023
Finance lease cost
Amortization of right-of-use assets	General and administrative expense	36,462
Interest on lease liabilities	General and administrative expense	67,825
Total finance lease cost	General and administrative expense	104,287
Operating lease cost	General and administrative expense	60,179
Variable lease cost	General and administrative expense	35,146
Total lease cost		$199,613
Lease Cost	Statements of Operations Classification	Three Months Ended March 31, 2022
Operating lease cost	General and administrative expense	58,030
Variable lease cost	General and administrative expense	38,947
Total lease cost		$96,977

Schedule of operating and finance leases
	As of March 31, 2023
	Operating	Finance
Maturity of lease liabilities
2023	$192,000	$361,500
2024	85,970	482,000
2025	—	482,000
2026	—	482,000
thereafter	—	10,122,001
Total future minimum lease payments	277,970	11,929,501
Less: interest	(9,885)	(6,512,867)
Present value of lease liabilities	$268,085	$5,416,634

Schedule of operating lease supplemental information
Operating lease – supplemental information	Three months ended March 31, 2023	Three months ended March 31, 2022
Right-of-use assets obtained in exchange for operating lease	$268,085	$250,841
Remaining lease term – operating lease	1.08 years	1.08 years
Discount rate – operating lease	7.50%	7.50%
Finance lease – supplemental information	Three months ended March 31, 2023	Three months ended March 31, 2022
Right-of-use assets	$5,432,847	—
Remaining lease term – finance lease	24.75 years	—
Discount rate – finance lease	7.50%	—